Consolidated and Combined Condensed Statements of Earnings - USD ($) shares in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	$ 1,535.2	$ 1,474.7		$ 6,224.3	$ 6,178.8	$ 6,337.2
Cost of sales	(791.2)	(779.5)		(3,191.5)	(3,178.8)	(3,288.0)
Gross profit	744.0	695.2		3,032.8	3,000.0	3,049.2
Operating costs:
Selling, general and administrative expenses	(352.9)	(338.5)		(1,402.0)	(1,352.6)	(1,416.3)
Research and development expenses	(96.2)	(93.7)		(384.8)	(377.7)	(387.6)
Operating profit	294.9	263.0		1,246.0	1,269.7	1,245.3
Non-operating income (expense):
Gain on sale of product line				0.0	0.0	33.9
Interest expense	(22.6)	0.0		(49.0)	0.0	0.0
Earnings before income taxes	272.3	263.0		1,197.0	1,269.7	1,279.2
Income taxes	(72.6)	(81.0)		(324.7)	(405.9)	(395.8)
Net earnings	$ 199.7	$ 182.0		$ 872.3	$ 863.8	$ 883.4
Net earnings per share:
Basic (in dollars per share)	$ 0.58	$ 0.53	[1]	$ 2.52	$ 2.50	$ 2.56
Diluted (in dollars per share)	$ 0.57	$ 0.53		$ 2.51	$ 2.50	$ 2.56
Average common stock and common equivalent shares outstanding:
Basic (in shares)	347.0	345.2		345.7	345.2	345.2
Diluted (in shares)	351.5	345.2		347.3	345.2	345.2

[1]	Basic net earnings per share amounts do not cross add to the full year amount due to rounding.